Right-of-Use Assets (Details) - Schedule of right-of-use assets - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Schedule Of Right Of Use Assets Abstract
Land and buildings - right-of-use	$ 400,140	$ 105,597
Less: Accumulated depreciation		(70,398)
Total	$ 400,140	$ 35,199